CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
ASSETS
Cash and cash equivalents	$ 1,641,721	$ 3,026,385
Short-term investments		1,505,161
Marketable securities	160,500	252,200
Other assets	281,517	159,188
CURRENT ASSETS	2,083,738	4,942,934
Exploration and evaluation assets	48,375,025	41,946,079
ASSETS	50,458,763	46,889,013
LIABILITIES
Accounts payable and accrued liabilities	372,790	602,206
Flow-through premium liability	89,775
CURRENT LIABILITIES	462,565	602,206
SHAREHOLDERS' EQUITY
Share capital	116,908,713	111,891,213
Contributed surplus	33,942,501	33,484,162
Deficit	(100,855,016)	(99,088,568)
SHAREHOLDERS' EQUITY	49,996,198	46,286,807
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 50,458,763	$ 46,889,013